Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Outstanding Potentially Dilutive Securities Excluded in Calculation of Diluted Net Loss Per Share

The following table sets forth outstanding potentially dilutive shares that have been excluded from the calculation of diluted net loss per share attributable to common stockholders because of their anti-dilutive effect (in common stock equivalents):

	September 30, 2020	September 30, 2019
Outstanding stock options	1,499,123	1,358,588
Convertible preferred stock	—	5,046,213
Warrants to purchase common stock	4,929	3,585
Warrants to purchase convertible preferred stock	—	107,565

Total	1,504,052	6,515,951

The following table sets forth potentially dilutive shares that have been excluded from the calculation of net loss per share because of their anti-dilutive effect:

	Years Ended December 31,
	2019	2018
Common stock options issued and outstanding	9,497,923	6,150,000
Shares issuable upon conversion of convertible preferred stock	35,184,882	33,561,102
Warrants to purchase common stock	25,000	25,000
Warrants to purchase convertible preferred stock	—	950,000

Total anti-dilutive shares	44,707,805	40,686,102

Predecessor Company [Member]
Summary of Outstanding Potentially Dilutive Securities Excluded in Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive (in thousands):

	December 31,
	2019	2018	2017
Warrants to purchase common stock	1	1	15
Common stock options issued and outstanding	130	539	482
RSUs outstanding	145	—	—
Shares issuable upon conversion of convertible note payable	—	—	296

Total	276	540	793